Accounts Receivable (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Changes Of Allowance For Doubtful Accounts Abstract
Beginning balance	$ 3,066,937	$ 2,910,554
Bad debt write-off
Exchange difference	50,363	156,383
Ending balance	$ 3,117,300	$ 3,066,937